Derivative Financial Instruments and Risk Management Policies - Details about Hedged Items by Fair Value Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Total allocated assets	€ 105,051	€ 118,877
Financial assets and other non-current assets	7,270	7,123
Receivables and other current assets	7,523	10,785
Other current financial assets	2,495	3,123
Non-current financial liabilities	42,297	43,288
Non-current lease liabilities	4,039	5,626
Payables and other non-current liabilities	2,561	2,928
Current financial liabilities	8,123	9,076
Payables and other current liabilities	10,912	14,903
Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
Total allocated assets	220	477
Financial assets and other non-current assets	82	151
Receivables and other current assets	132	323
Other current financial assets		3
Other heading of assets	6
Total allocated liabilities	11,193	11,588
Non-current financial liabilities	10,191	10,546
Non-current lease liabilities	59
Payables and other non-current liabilities	32	99
Current financial liabilities	476	271
Payables and other current liabilities	435	672
Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	(6)	1
Financial assets and other non-current assets	(1)	0
Receivables and other current assets	(5)	1
Other current financial assets		0
Other heading of assets	0
Total allocated liabilities	2,058	1,587
Non-current financial liabilities	2,033	1,567
Non-current lease liabilities	0
Payables and other non-current liabilities	2	0
Current financial liabilities	16	26
Payables and other current liabilities	7	(6)
Designated as Hedging Instrument | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		0
Other heading of assets	0
Total allocated liabilities	6,888	3,929
Non-current financial liabilities	6,656	3,858
Non-current lease liabilities	0
Payables and other non-current liabilities	4	0
Current financial liabilities	228	71
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		0
Other heading of assets	0
Total allocated liabilities	1,663	819
Non-current financial liabilities	1,660	817
Non-current lease liabilities	0
Payables and other non-current liabilities	0	0
Current financial liabilities	3	2
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	220	474
Financial assets and other non-current assets	82	151
Receivables and other current assets	132	323
Other current financial assets		0
Other heading of assets	6
Total allocated liabilities	1,320	1,956
Non-current financial liabilities	787	1,176
Non-current lease liabilities	59
Payables and other non-current liabilities	28	99
Current financial liabilities	11	9
Payables and other current liabilities	435	672
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	(6)	1
Financial assets and other non-current assets	(1)	0
Receivables and other current assets	(5)	1
Other current financial assets		0
Other heading of assets	0
Total allocated liabilities	9	(6)
Non-current financial liabilities	0	0
Non-current lease liabilities	0
Payables and other non-current liabilities	2	0
Current financial liabilities	0	0
Payables and other current liabilities	7	(6)
Designated as Hedging Instrument | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	3
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		3
Other heading of assets	0
Total allocated liabilities	2,985	5,703
Non-current financial liabilities	2,748	5,512
Non-current lease liabilities	0
Payables and other non-current liabilities	0	0
Current financial liabilities	237	191
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		0
Other heading of assets	0
Total allocated liabilities	386	774
Non-current financial liabilities	373	750
Non-current lease liabilities	0
Payables and other non-current liabilities	0	0
Current financial liabilities	13	24
Payables and other current liabilities	0	0
Hedged Items that have Ceased to be Adjusted for Gains and Losses | Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		0
Other heading of assets	0
Total allocated liabilities	71	152
Non-current financial liabilities	70	125
Non-current lease liabilities	0
Payables and other non-current liabilities	0	0
Current financial liabilities	5	6
Payables and other current liabilities	€ (4)	€ 21